Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and expenses:
Depreciation and amortization	$ 2,598	$ 1,385	$ 7,732	$ 2,322	$ 48,247
Change in fair value of contingent consideration	34	0	(2,065)	0	0
Impairment charges			0	0	573,838
Other (income) expense:
Loss on extinguishment of debt	0	(4,285)	(4,285)	(35,828)	(685)
Total (loss) income before income taxes			69,189	(18,825)	(774,185)
Income tax expense			(1,590)	304
Net income	30,272	3,138
Net income attributable to Class A Common Stockholders	12,182	1,259	70,794		(774,185)
Hoya Intermediate, LLC
Revenues	161,063	130,772	600,274	443,038	35,077
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	37,760	32,164	140,508	90,617	24,690
Marketing and selling	54,772	54,228	248,375	181,358	38,121
General and administrative	32,389	29,275	127,619	92,170	66,199
Depreciation and amortization	2,598	1,385	7,732	2,322	48,247
Change in fair value of contingent consideration	34	0	(2,065)	0	0
Income from operations	33,510	13,720	78,105	76,571	(716,018)
Impairment charges			0	0	573,838
Other (income) expense:
Interest expense – net	3,280	3,942	12,858	58,179	57,482
Loss on extinguishment of debt	0	4,285	4,285	35,828	685
Other (income) expense	(327)	(2,279)	(8,227)	1,389	0
Total (loss) income before income taxes	30,557	3,214	69,189	(18,825)	(774,185)
Income tax expense	285	76	(1,590)	304	0
Net income	30,272	3,138	70,779	(19,129)	(774,185)
Net income loss attributable to Controlled Subsidiary Accounted for as Acquirer Prior to Reverse Recapitalization			0	(12,836)	(774,185)
Net income attributable to redeemable noncontrolling interests	18,090	1,879	42,117	(3,010)	0
Net income attributable to Class A Common Stockholders	$ 12,182	$ 1,259	$ 28,662	$ (3,283)	$ 0
Income per Class A Common Stock
Basic	$ 0.16	$ 0.02	$ 0.36	$ (0.04)
Diluted	$ 0.15	$ 0.02	$ 0.36	$ (0.04)
Weighted average Class A Common Stock outstanding
Basic	77,410,820	79,151,929	80,257,247	77,498,775
Diluted	195,823,982	198,414,147	198,744,381	77,498,775